GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
GOING CONCERN (Details Narrative)
Working capital deficit		$ (482,164)
Accumulated Deficit	$ (13,107,234)	$ (12,833,496)	$ (11,464,589)